MERRILL LYNCH
BASIC VALUE
FUND, INC.








FUND LOGO









Quarterly Report

September 30, 1995





This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.










Merrill Lynch
Basic Value Fund, Inc.
Box 9011
Princeton, NJ
08543-9011




MERRILL LYNCH BASIC VALUE FUND, INC.


TO OUR SHAREHOLDERS

After losing momentum through the second calendar quarter, it now appears that the US economy has resumed a moderate growth trend. Gross domestic product growth for the three months ended June 30 was revised to show that the economy expanded at a 1.1% pace, rather than the 0.5% rate that was originally reported. The employment report for August exceeded consensus expectations, although most of the new jobs created were in the service sector, reflecting the ongoing sluggishness in manufacturing. However, durable goods orders rebounded somewhat in August, supported by stronger automobile sales. Reflecting the trend of renewed economic growth--and continued containment of inflationary pressures--the Federal Reserve Board signaled no shift in monetary policy following its September meeting.

One of the major developments during the September quarter was the strengthening of the US dollar relative to the yen and the Deutschemark. Improving interest rate differentials favoring the US currency, combined with coordinated central bank intervention and more positive investor sentiment, have helped to bolster the dollar in foreign exchange markets. Other factors that appear to be improving the US dollar's outlook in the near term are a pick-up in capital flows to the United States and the prospect of increased capital outflows from Japan. However, it remains to be seen if the US dollar's strengthening trend can continue without significant improvements in the US budget and trade deficits.

In the weeks ahead, investor interest will continue to focus on US economic activity. Clear signs of a moderate, noninflationary expansion could further benefit the US stock and bond markets. In addition, should the current Federal budget deficit reduction efforts now underway in Washington prove successful, the implications would likely be positive for the US financial markets.


Portfolio Matters
Security purchases in the quarter ended September 30, 1995 amounted to $287 million, while equity sales totaled $68 million. New assets invested in the Fund during the quarter were $160 million, with net assets now exceeding $6 billion. The Fund's cash position at September quarter-end was 15.2%, down from 17.3% at the close of the June quarter.

The large disparity between equity purchases and sales during the September quarter ($219 million) does not reflect any change in our frequently espoused, and admittedly premature, caution relative to stock market prospects. Indeed, over half of our purchases during the September quarter were in areas we regard as defensive in nature. Our energy holdings, primarily international oils, have generally underperformed the market since May of 1995. We took advantage of this by dedicating 30% of our purchases to increasing positions in Exxon Corp., Mobil Corp., Texaco Inc., Chevron Corp. and Royal Dutch Petroleum Co. We also added to Atlantic Richfield Co. and Occidental Petroleum Corp.

In a stock market that has largely been dominated by growth stocks in general, and technology issues in particular, defensive-type issues such as oils have lagged, despite worthwhile earnings progress and dividend yields that are high relative to the market. Energy holdings constitute our largest industry position at 14% of the portfolio.

Over 15% of September quarter purchases were utilities, primarily electrics. In an economic environment that is somewhat uncertain, we think utilities have investment appeal. Also, the decline in interest rates renders their high yields even more attractive. As a result of recent purchases, electric and telephone utilities now account for over 10% of portfolio assets.

Overall, in the September quarter we added to 31 of our 74 equity positions, but did not add any new names to the portfolio. We added to eight of the top ten holdings, with the largest additions in Deere & Co., Mobil Corp. and International Business Machines Corp. (See page 10 of this report to shareholders for a listing of the Fund's ten largest stock holdings.)

For a considerable period of time, Sears, Roebuck & Co. was the Fund's largest position, but with the final stage of its restructuring complete--the spin-off of insurance subsidiary Allstate--Sears dropped out of the top ten holdings as the price of the stock went from about $62 a share to about $32 per share. We are optimistic about long-term prospects for Sears as a freestanding merchandiser, and added to the position immediately following the divestiture of Allstate. We also are positive about Allstate's prospects, and the increased position makes this a major holding, nearly a 2% position.

On the sell side in the September quarter, we were reasonably inactive, with cumulative sales of only $68 million. The largest sale was the elimination of National Semiconductor Corp. at a profit in excess of 80%. The stock met, indeed exceeded, our price expectations.


In Conclusion
Stock prices exhibited more volatility in the third quarter of 1995 than was evident in the first half of the year. Our financial stocks, principally banks and insurance, were well above-average market performers in the September quarter, while the Fund's oil and technology-related issues lagged.

There are some indications that technology stocks, which have been in the forefront of the 1995 market advance, are beginning a corrective phase. If market leadership shifts away from technology, the Fund could benefit as investors seek alternative investments.

As always, the Fund's investments are reasonably priced relative to the market. Our cash position not only provides a cushion in the event of a market decline, but also the wherewithal to take advantage of any price weakness a stock market decline would provide.

Thank you for your investment in Merrill Lynch Basic Value Fund,
Inc., and we look forward to reviewing our outlook and strategy again in our upcoming semi-annual report to shareholders.

Sincerely,







(Arthur Zeikel)
Arthur Zeikel
President






(Paul M. Hoffmann)
Paul M. Hoffmann
Vice President and Portfolio Manager







October 9, 1995





PERFORMANCE DATA


About Fund Performance

Since October 21, 1994, investors have been able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after 8 years.

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

Performance data for the Fund's Class A and Class B Shares are presented in the "Average Annual Total Return" and "Performance Summary" tables on pages 4 and 5. The "Results of a $1,000 Investment Since Inception--Class A Shares" chart on page 4 illustrates the performance of a $1,000 investment in Class A Shares made at the Fund's inception (assuming the maximum initial sales charge of 5.25%) through September 30, 1995. "Aggregate Total Return" tables for Class C and Class D Shares are also presented on page 4. Data for all of the Fund's shares are presented in the "Recent Performance Results" table on page 6.

The "Recent Performance Results" table shows investment results before the deduction of any sales charges for Class A and Class B Shares for the 12-month and 3-month periods ended September 30, 1995 and for Class C and Class D Shares for the since inception and 3-month periods ended September 30, 1995. All data in this table assume imposition of the actual total expenses incurred by each class of shares during the relevant period.

None of the past results shown should be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.




PERFORMANCE DATA (continued)


Results of a $1,000 Investment Since Inception--Class A Shares


(5.25% current sales charge--$947.50 net amount invested; assuming reinvestment of all dividends and capital gains distributions)


A mountain chart depicting the growth of an investment in the Fund's Class A Shares from $947.50 on July 1, 1977 to $13,547.47 on
September 30, 1995.





Average Annual Total Return


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 9/30/95                        +24.71%        +18.16%
Five Years Ended 9/30/95                  +18.12         +16.85
Ten Years Ended 9/30/95                   +14.63         +14.02

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.



                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class B Shares*

Year Ended 9/30/95                        +23.45%        +19.45%
Five Years Ended 9/30/95                  +16.93         +16.93
Inception (10/21/88) through 9/30/95      +11.12         +11.12

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**Assuming payment of applicable contingent deferred sales charge.



Aggregate Total Return


                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class C Shares*

Inception (10/21/94)
through 9/30/95                           +22.72%        +21.72%

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.



                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Inception (10/21/94)
through 9/30/95                           +23.64%        +17.15%

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.



PERFORMANCE DATA (continued)

Performance Summary--Class A Shares
                                             Net Asset Value         Capital Gains
Period Covered                          Beginning        Ending       Distributed      Dividends Paid*      % Change**
7/1/77-12/31/77                           $ 9.60         $ 9.91            --                --              + 3.23%
1978                                        9.91           9.61          $0.270            $0.490            + 4.65
1979                                        9.61          11.46           0.460             0.550            +31.24
1980                                       11.46          12.46           0.940             0.600            +23.92
1981                                       12.46          10.62           1.370             0.690            + 1.12
1982                                       10.62          12.28           0.310             0.680            +28.25
1983                                       12.28          14.31           0.920             0.610            +30.52
1984                                       14.31          13.38           1.130             0.680            + 7.08
1985                                       13.38          15.79           1.020             0.640            +32.17
1986                                       15.79          17.06           0.860             0.580            +17.86
1987                                       17.06          15.75           1.338             0.973            + 4.36
1988                                       15.75          17.90           0.655             0.749            +22.73
1989                                       17.90          19.94           0.226             0.872            +17.54
1990                                       19.94          16.09           0.303             0.969            -13.07
1991                                       16.09          19.36           0.272             0.772            +27.23
1992                                       19.36          20.34           0.325             0.680            +10.36
1993                                       20.34          23.37           0.726             0.702            +22.16
1994                                       23.37          22.35           0.784             0.692            + 1.97
1/1/95-9/30/95                             22.35          27.54           0.213             0.370            +25.93
                                                                        -------           -------
                                                                  Total $12.122     Total $12.299

                                                                   Cumulative total return as of 9/30/95: +1,329.81%**

 *Figures may include short-term capital gains distributions.
**Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not include sales charge; results would be lower if sales charge was included.



Performance Summary--Class B Shares
                                              Net Asset Value        Capital Gains
Period Covered                          Beginning        Ending       Distributed     Dividends Paid*       % Change**
10/21/88-12/31/88                         $18.78         $17.89          $0.352            $0.361            - 0.91%
1989                                       17.89          19.83           0.226             0.756            +16.33
1990                                       19.83          16.01           0.303             0.781            -13.92
1991                                       16.01          19.25           0.272             0.583            +25.91
1992                                       19.25          20.21           0.325             0.481            + 9.24
1993                                       20.21          23.19           0.726             0.484            +20.93
1994                                       23.19          22.15           0.784             0.464            + 0.88
1/1/95-9/30/95                             22.15          27.20           0.213             0.257            +25.00
                                                                         ------            ------
                                                                   Total $3.201      Total $4.167

                                                                     Cumulative total return as of 9/30/95: +108.11%**

 *Figures may include short-term capital gains distributions.
**Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.




PERFORMANCE DATA (concluded)

Recent Performance Results
                                                                                            12 Month       3 Month
                                                  9/30/95       6/30/95     9/30/94++      % Change++      % Change
ML Basic Value Fund Class A Shares*                $27.54        $26.44      $23.04         +21.03%(1)     +5.00%(2)
ML Basic Value Fund Class B Shares*                 27.20         26.08       22.78         +20.92(1)      +5.14(2)
ML Basic Value Fund Class C Shares*                 27.04         25.98       22.92         +19.48(1)      +4.93(2)
ML Basic Value Fund Class D Shares*                 27.51         26.41       23.19         +20.12(1)      +5.00(2)
Dow Jones Industrial Average**                   4,789.08      4,556.10    3,843.19         +24.61         +5.11
Standard & Poor's 500 Index**                      584.41        544.75      462.69         +26.31         +7.28
ML Basic Value Fund Class A Shares--Total Return*                                           +24.71(3)      +6.45(4)
ML Basic Value Fund Class B Shares--Total Return*                                           +23.45(5)      +6.16(6)
ML Basic Value Fund Class C Shares--Total Return*                                           +22.72(7)      +6.17(8)
ML Basic Value Fund Class D Shares--Total Return*                                           +23.64(9)      +6.38(10)
Dow Jones Industrial Average--Total Return**                                                +27.98         +5.76
Standard & Poor's 500 Index--Total Return**                                                 +29.74         +7.96


   *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
  **An unmanaged broad-based index comprised of common stocks. Total investment returns for unmanaged indexes are based on estimates. ++Investment results shown for Class C and Class D Shares are since inception (10/21/94).
 (1)Percent change includes reinvestment of $0.312 per share capital gains distributions.
 (2)Percent change includes reinvestment of $0.213 per share capital gains distributions.
 (3)Percent change includes reinvestment of $0.729 per share ordinary income dividends and $0.312 per share capital gains distributions.
 (4)Percent change includes reinvestment of $0.370 per share ordinary income dividends and $0.213 per share capital gains distributions.
 (5)Percent change includes reinvestment of $0.499 per share ordinary income dividends and $0.312 per share capital gains distributions.
 (6)Percent change includes reinvestment of $0.257 per share ordinary income dividends and $0.213 per share capital gains distributions.
 (7)Percent change includes reinvestment of $0.639 per share ordinary income dividends and $0.312 per share capital gains distributions.
 (8)Percent change includes reinvestment of $0.310 per share ordinary income dividends and $0.213 per share capital gains distributions.
 (9)Percent change includes reinvestment of $0.703 per share ordinary income dividends and $0.312 per share capital gains distributions.
(10)Percent change includes reinvestment of $0.351 per share ordinary income dividends and $0.213 per share capital gains distributions.



SCHEDULE OF INVESTMENTS
                                     Shares                                                                        Percent of
Industry                              Held               Stocks                           Cost           Value     Net Assets

Discount from Book Value
Metals/Non-Ferrous                 1,600,000  ASARCO Inc.                            $   40,877,630   $   50,400,000    0.8%
Insurance                            260,000  American National Insurance Co.             9,749,442       15,145,000    0.2
Utilities--Electric                2,000,000  Entergy Corp.                              43,098,274       52,250,000    0.9
Telecommunications                 1,400,000  Telefonica de Espana, S.A. (ADR)*          42,507,830       57,925,000    1.0
                                                                                     --------------   --------------  ------
                                                                                        136,233,176      175,720,000    2.9

Below-Average Price/Earnings Ratio

Savings & Loans                    1,600,000  Ahmanson (H.F.) & Co.                      28,283,055       40,600,000    0.7
Insurance                          3,300,000  The Allstate Corp.                         70,840,037      116,737,500    1.9
Insurance                          2,300,000  American General Corp.                     46,035,409       85,962,500    1.4
Steel                              3,000,000  Bethlehem Steel Corp.                      44,627,455       42,375,000    0.7
Banking                              900,000  The Chase Manhattan Corp.                  20,213,162       55,012,500    0.9
Banking                            2,750,000  Citicorp                                   78,236,838      194,562,500    3.2
Financial Services                   700,000  Dean Witter, Discover & Co.                18,012,707       39,375,000    0.6
Farm & Construction
  Equipment                        2,000,000  Deere & Co.                               121,623,599      162,750,000    2.7
Information Processing             2,800,000  Digital Equipment Corp.                   103,946,385      127,750,000    2.1
Capital Goods                      1,150,000  Eaton Corp.                                58,596,613       60,950,000    1.0
Retail                             1,700,000  Federated Department Stores, Inc.          36,274,216       48,237,500    0.8
Banking                            1,250,000  First Interstate Bancorp                   61,123,093      125,937,500    2.1
Automotive                         3,600,000  Ford Motor Co.                             84,921,542      112,050,000    1.8
Automotive                         2,750,000  General Motors Corp.                      119,654,913      128,906,250    2.1
Conglomerates                      1,000,000  ITT Corp.                                  46,914,030      124,000,000    2.0
Machinery                          1,250,000  Ingersoll-Rand Co.                         35,182,889       46,875,000    0.8
Information Processing             1,750,000  International Business Machines
                                              Corp.                                     120,945,642      165,156,250    2.7
Paper & Forest Products            3,300,000  International Paper Co.                   104,968,257      138,600,000    2.3
Retail Apparel                     3,400,000  The Limited, Inc.                          63,342,482       64,600,000    1.1
Banking                            1,600,000  NationsBank Corp.                          66,516,217      107,600,000    1.8
Banking                            2,350,000  Norwest Corp.                              34,446,022       76,962,500    1.3
Insurance                          1,400,000  PartnerRe Holdings Ltd.                    29,498,937       34,650,000    0.6
Electrical Equipment               2,400,000  Philips Electronics N.V.                   42,421,261      117,000,000    1.9
Retail                             3,350,000  Sears, Roebuck & Co.                       65,320,219      123,531,250    2.0
Financial Services                   800,000  Student Loan Marketing Association         29,398,674       43,200,000    0.7
Information Processing             2,800,000  Tandem Computers Inc.                      35,850,031       34,300,000    0.6
Insurance                          1,700,000  Travelers Inc.                             65,450,616       90,312,500    1.5
Steel                              2,000,000  USX--US Steel Group                        61,011,276       62,000,000    1.0
Chemicals                          1,700,000  Union Carbide Corp.                        34,816,186       67,575,000    1.1
Information Processing             5,300,000  Unisys Corp.                               58,650,167       41,737,500    0.7
Savings & Loans                    1,400,000  Washington Mutual Savings Bank             23,454,491       37,100,000    0.6
                                                                                     --------------   --------------  ------
                                                                                      1,810,576,421    2,716,406,250   44.7



SCHEDULE OF INVESTMENTS (continued)
                                     Shares                                                                        Percent of
Industry                              Held               Stocks                           Cost           Value     Net Assets

Above-Average Yield
Insurance                            800,000  Aetna Life & Casualty Co.              $   35,195,218   $   58,700,000    1.0%
Oil--Domestic                        650,000  Atlantic Richfield Co.                     65,762,101       69,793,750    1.1
Real Estate Investment
  Trust                              700,000  Avalon Properties, Inc.                    14,548,710       14,262,500    0.2
Telecommunications                 1,250,000  Bell Atlantic Corp.                        57,059,580       76,718,750    1.3
Pharmaceutical                     1,150,000  Bristol-Myers Squibb Co.                   65,372,906       83,806,250    1.4
Oil--International                 1,800,000  Chevron Corp.                              61,655,694       87,525,000    1.4
Utilities--Electric                1,000,000  CINergy Corp.                              24,141,035       27,875,000    0.5
Banking                              207,776  Citicorp (Pfd. P)                           3,064,696        4,207,464    0.1
Utilities--Electric                1,550,000  Consolidated Edison Co. of
                                              New York, Inc.                             37,135,210       47,081,250    0.8
Utilities--Electric                  637,500  DPL Inc.                                    6,204,369       14,742,188    0.2
Oil--International                 1,500,000  Exxon Corp.                                84,896,705      108,375,000    1.8
Telecommunications                 2,900,000  GTE Corp.                                  90,725,125      113,825,000    1.9
Chemicals                            400,000  Imperial Chemical Industries PLC
                                              (ADR)*                                     25,771,805       20,300,000    0.3
Real Estate Investment
  Trust                              440,000  Irvine Apartment Communities, Inc.          7,758,147        7,755,000    0.1
Real Estate Investment
  Trust                              820,000  Liberty Property Trust                     16,510,230       17,425,000    0.3
Real Estate Investment
  Trust                              500,000  The Mills Corp.                            11,734,125        9,062,500    0.2
Oil--International                 1,650,000  Mobil Corp.                                93,197,552      164,381,250    2.7
Utilities--Electric                1,100,000  NIPSCO Industries, Inc.                    23,590,152       38,362,500    0.6
Oil--Domestic                      2,800,000  Occidental Petroleum Corp.                 58,898,789       61,600,000    1.0
Utilities--Electric                1,600,000  PECO Energy Co.                            39,696,837       45,800,000    0.8
Tobacco                            1,620,000  Philip Morris Cos. Inc.                    89,036,004      135,270,000    2.2
Utilities--Electric                1,500,000  Public Service Enterprise Group
                                              Inc.                                       40,249,885       44,625,000    0.7
Oil--International                 1,280,000  Royal Dutch Petroleum Co. (ADR)*           86,396,073      157,120,000    2.6
Real Estate Investment
  Trust                            1,550,000  Simon Property Group, Inc.                 34,819,560       39,331,250    0.6
Real Estate Investment
  Trust                              500,000  Summit Properties Inc.                      9,602,500        9,437,500    0.2
Oil--International                 1,450,000  Texaco Inc.                                83,193,281       93,706,250    1.5
Utilities--Electric                1,300,000  Texas Utilities Co.                        43,713,315       45,337,500    0.7
Telecommunications                 1,500,000  U.S. West Inc.                             50,251,138       70,687,500    1.2
                                                                                     --------------   --------------  ------
                                                                                      1,260,180,742    1,667,113,402   27.4

Special Situations

Oil--International                   727,686  The British Petroleum Co. PLC
                                              (ADR)*                                     35,138,051       65,400,779    1.1
Information Processing             1,000,000  Ceridian Corp.                             16,072,735       44,375,000    0.7
Restaurants                        2,000,000  Darden Restaurants, Inc.                   20,441,741       23,000,000    0.4
Information Processing             1,570,000  Data General Corp.                         21,268,247       16,288,750    0.3
Oil Services & Equipment           2,500,000  Dresser Industries, Inc.                   50,259,610       59,687,500    1.0
Foods/Food Processing              1,350,000  General Mills, Inc.                        62,379,617       75,262,500    1.2
Chemicals                          1,500,000  Hercules Inc.                              19,235,727       87,000,000    1.4
Retail                             1,980,500  Kmart Corp.                                38,751,187       28,717,250    0.5
Pharmaceutical                     2,000,000  Merck & Co., Inc.                          63,465,897      112,000,000    1.8
Aerospace & Defense                  450,000  United Technologies Corp.                  22,695,049       39,768,750    0.7
Pharmaceuticals                      440,000  Zeneca Group PLC (ADR)*                    12,980,000       23,980,000    0.4
                                                                                     --------------   --------------  ------
                                                                                        362,687,861      575,480,529    9.5


                                              Total Stocks                            3,569,678,200    5,134,720,181   84.5



SCHEDULE OF INVESTMENTS (concluded)
                                      Face                                                                         Percent of
                                     Amount              Issue                            Cost           Value     Net Assets

Short-Term Securities
Commercial Paper**                            ANZ (Delaware), Inc.:
                                 $40,000,000    5.73% due 10/12/1995                 $   39,917,233   $   39,917,233    0.7%
                                  50,000,000    5.72% due 10/13/1995                     49,888,778       49,888,778    0.8
                                  50,000,000    5.70% due 10/16/1995                     49,865,417       49,865,417    0.8
                                              Ciesco L.P.:
                                  25,812,000    5.70% due 10/20/1995                     25,726,175       25,726,175    0.5
                                  50,000,000    5.66% due 11/03/1995                     49,724,861       49,724,861    0.8
                                  37,104,000  General Electric Capital Corp.,
                                              6.45% due 10/02/1995                       37,084,056       37,084,056    0.6
                                  50,000,000  IBM Credit Corp., 5.72% due
                                              10/13/1995                                 49,888,778       49,888,778    0.8
                                  70,013,000  Matterhorn Capital Corp., 5.71% due
                                              10/23/1995                                 69,746,484       69,746,484    1.2
                                  50,000,000  National Australia Funding
                                              (Delaware) Inc., 5.72% due
                                              10/13/1995                                 49,888,778       49,888,778    0.8
                                              National Fleet Funding Corp.:
                                  50,000,000    5.75% due 10/18/1995                     49,848,264       49,848,264    0.8
                                  50,000,000    5.71% due 11/09/1995                     49,674,847       49,674,847    0.8
                                  55,000,000  Penney (J.C.) Funding Corp., 5.70%
                                              due 10/06/1995                             54,939,042       54,939,042    0.9
                                              Preferred Receivable Funding Corp.:
                                  50,000,000    5.75% due 10/03/1995                     49,968,055       49,968,055    0.9
                                  50,000,000    5.73% due 10/11/1995                     49,904,500       49,904,500    0.8
                                  50,000,000    5.74% due 10/23/1995                     49,808,667       49,808,667    0.8
                                  50,000,000  Wal-Mart Stores, Inc., 5.70% due
                                              10/23/1995                                 49,810,000       49,810,000    0.8
                                                                                     --------------   --------------  ------
                                                                                        775,683,935      775,683,935   12.8


US Government & Agency            50,000,000  Federal Home Loan Banks, 5.60%
Obligations**                                   due 10/19/1995                           49,844,445       49,844,445    0.8
                                  20,000,000  Federal Home Loan Mortgage
                                              Corporation, 5.62% due 10/06/1995          19,978,144       19,978,144    0.4
                                              Federal National Mortgage
                                              Association:
                                  50,000,000    5.64% due 10/13/1995                     49,890,333       49,890,333    0.8
                                  25,000,000    5.65% due 10/17/1995                     24,929,375       24,929,375    0.4
                                                                                     --------------   --------------  ------
                                                                                        144,642,297      144,642,297    2.4


                                              Total Short-Term Securities               920,326,232      920,326,232   15.2


Total Investments                                                                    $4,490,004,432    6,055,046,413   99.7
                                                                                     ==============
Other Assets Less Liabilities                                                                             19,183,162    0.3
                                                                                                      --------------  ------
Net Assets                                                                                            $6,074,229,575  100.0%
                                                                                                      ==============  ======


Net Asset Value:              Class A--Based on net assets of $3,026,407,212
                                       and 109,897,605 shares outstanding                             $        27.54
                                                                                                      ==============
                              Class B--Based on net assets of $2,675,816,716
                                       and 98,373,620 shares outstanding                              $        27.20
                                                                                                      ==============
                              Class C--Based on net assets of $102,453,134
                                       and 3,788,738 shares outstanding                               $        27.04
                                                                                                      ==============
                              Class D--Based on net assets of $269,552,513
                                       and 9,799,925 shares outstanding                               $        27.51
                                                                                                      ==============



 *American Depositary Receipts (ADR).
**Commercial Paper and certain US Government & Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.




PORTFOLIO INFORMATION

                                        Percent of
Ten Largest Stock Holdings              Net Assets

Citicorp                                    3.2%
International Business Machines Corp.       2.7
Mobil Corp.                                 2.7
Deere & Co.                                 2.7
Royal Dutch Petroleum Co. (ADR)             2.6
International Paper Co.                     2.3
Philip Morris Cos. Inc.                     2.2
General Motors Corp.                        2.1
Digital Equipment Corp.                     2.1
First Interstate Bancorp                    2.1


Portfolio Change for the Quarter Ended
September 30, 1995

Deletion
National Semiconductor Corp.




OFFICERS AND DIRECTORS

Arthur Zeikel, President and Director
Donald Cecil, Director
M. Colyer Crum, Director
Edward H. Meyer, Director
Jack B. Sunderland, Director
J. Thomas Touchton, Director
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Donald C. Burke, Vice President
Paul M. Hoffmann, Vice President and
  Portfolio Manager
Gerald M. Richard, Treasurer
Mark B. Goldfus, Secretary

Custodian
The Bank of New York
90 Washington Street
New York, New York 10286

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, Florida 32246-6484
(800) 637-3863